Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Company’s Discontinued Operations

The following table shows the balance of the Company’s discontinued operations as of December 31, 2024 and 2023:

Disc Ops Balance Sheet

	December 31,
	2024	2023
Current assets:
Accounts receivable	$-	$1,623,936
Current assets of discontinued operations	$-	$1,623,936

Current liabilities:
Accounts payable and accrued liabilities	$505,782	$1,227,529
Contract liabilities	-	219,962
Current liabilities of discontinued operations	$505,782	$1,447,491

The following table shows the statement of operations for the Company’s discontinued operations for the years ended December 31, 2024 and 2023:

	For the year ended
	December 31,
	2024	2023

Revenue	$7,558,530	$24,845,606

Operating expenses:
Cost of revenues	4,132,178	19,626,083
Depreciation and amortization	-	100,572
Salaries and wages	1,136,044	4,099,153
General and administrative	505,578	1,974,718
Total operating expenses	5,773,800	25,800,526

Income from operations	1,784,730	(954,920)

Other income (expenses):
Gain on sale of business unit	-	-
Other income	1,500	-
Gain (loss) on disposal of subsidiary	7,950,773	(1,434,392)
Exchange loss	-	(923)
Total other income (expense)	7,952,273	(1,435,315)

Pre-tax income (loss) from discontinued operations	9,737,003	(2,390,235)

Provision for income taxes	-	-

Net income (loss) from discontinued operations, net of tax	$9,737,003	$(2,390,235)